Property, Plant and Equipment - Useful Lives of Property, Plant and Equipment (Detail)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	20 years	20 years
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	30 years	30 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	10 years	10 years
Instruments [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	4 years	4 years